Average Annual Total Returns - Fund summary - C 000152757 [Member]	1 Year	Since Inception	Inception Date	After Taxes on Distributions 1 Year	After Taxes on Distributions Since Inception	After Taxes on Distributions Inception Date	After Taxes on Distributions and Sales 1 Year	After Taxes on Distributions and Sales Since Inception	After Taxes on Distributions and Sales Inception Date	I C E Bof A U S Treasury Bill Index [Member] 1 Year		I C E Bof A U S Treasury Bill Index [Member] Since Inception		I C E Bof A U S Treasury Bill Index [Member] Inception Date	Bloomberg Barclays U S M B S Index [Member] 1 Year	Bloomberg Barclays U S M B S Index [Member] Since Inception	Bloomberg Barclays U S M B S Index [Member] Inception Date
Total	10.40%	4.96%	Apr. 07, 2015	8.05%	3.32%	Apr. 07, 2015	6.14%	3.07%	Apr. 07, 2015	2.35%	[1]	1.15%	[1]	Apr. 07, 2015	6.35%	2.47%	Apr. 07, 2015

[1]	ICE BofA Indexes: ICE Data Indices, LLC (“ICE BofA”), used with permission. ICE BofA permits use of the ICE BofA indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofA indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.